QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2020
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

21. QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2020 and 2019 are summarized below:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2020
Operating Revenues	$180,330	$35,376	$77,973	$107,807
Operating Income / (Loss)	15,230	(2,234)	8,817	(4,428)
Net Income / (Loss)	$7,251	$(6,040)	$2,927	$(8,042)
Earnings / (Loss) Per Share:
Basic	$0.16	$(0.13)	$0.06	$(0.17)
Diluted	$0.15	$(0.13)	$0.06	$(0.17)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2019
Operating Revenues	$196,669	$169,373	$171,478	$163,864
Operating Income	46,502	9,541	10,475	11,604
Net Income	$33,368	$3,713	$3,973	$5,018
Earnings Per Share:
Basic	$0.71	$0.08	$0.08	$0.11
Diluted	$0.71	$0.08	$0.08	$0.10

The sum of the quarterly net income (loss) per common stock share amounts does not equal the annual amount reported since per share amounts are computed independently for each quarter and for the full year based on respective weighted-average common shares outstanding and other dilutive potential common shares.